Employee Benefit Plans and Postretirement Benefits - Net Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	$ (2,276)	$ (2,282)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	4	6
Pension, postretirement and other postemployment benefits	(864)	(807)
Net liability recognized at end of year	(860)	(801)
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	(994)	(1,052)
Net liability recognized at end of year	(994)	(1,052)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension, postretirement and other postemployment benefits	(418)	(423)
Net liability recognized at end of year	$ (418)	$ (423)